Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Discounting effect	kr (1)	kr (1)
Closing balance	86	98	kr 125
Cash outflow	43	40
Within 1 year
Leases
Undiscounted lease payments	31	28
Between 1 and 5 years
Leases
Undiscounted lease payments	56	71
More than 5 years
Leases
Undiscounted lease payments	kr 0	kr 0